Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Cost: Developed technology (Note 3)	$ 212,824	$ 0
Less: Accumulated amortization	(3,547)	0
Intangible assets	$ 209,277	$ 0